Investment Strategy - Elm Market Navigator ETF	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed “fund of funds” that seeks to achieve its investment objective by investing in a dynamic portfolio of other unaffiliated registered investment companies, including mutual funds, index-based exchange-traded funds (“ETFs”), and actively managed ETFs (collectively, “Underlying Funds”), that provide exposure to equity markets and fixed income markets. The Underlying Funds that will comprise the Fund’s portfolio are selected to provide exposure to a number of different asset classes, including equity securities of domestic and foreign companies (including companies located in emerging markets), real estate investment trusts (“REITs”), public, taxable fixed income securities, municipal bonds, and U.S. Treasury bills, notes and bonds. The Fund’s exposure to fixed income instruments, through its investments in the Underlying Funds, will include investments in securities of varying duration, maturity and credit quality, including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (commonly known as “junk bonds” or “high yield bonds”). The Fund, through its investments in the Underlying Funds, may invest in securities of any market capitalization.

To construct the Fund’s portfolio, Elm Partners Management, LLC (the “Adviser”), the Fund’s investment adviser, uses Dynamic Index Investing®, the Adviser’s proprietary, rules-based asset allocation methodology. Dynamic Index Investing® begins with a baseline portfolio of Underlying Funds of approximately 75% equity (U.S. and non-U.S.) exposure, and 25% U.S. Fixed-income and money-market exposure. Using this baseline portfolio, the Adviser then evaluates each asset class based on an estimate of the long-term expected inflation-adjusted return measured relative to long-term U.S. Treasury Inflation Protected Securities (TIPS) and based on the riskiness of each asset class, as determined by the Adviser, and will rebalance the weightings of the Underlying Funds to achieve the desired allocation. The Adviser uses traditional metrics (for example, the Adviser’s internally calculated version of cyclically adjusted earnings yield, and the one-year price momentum adjusted for inflation, dividends and risk premium) to estimate the attractiveness of each asset class. The Adviser estimates long-term returns using publicly available index-level earnings, market price, and inflation data to construct a cyclically-adjusted earnings yield (earnings viewed over a full market cycle and adjusted for inflation) for each major equity market in the baseline portfolio. The Adviser estimates risk using a combination of publicly available historical volatility data and through a medium-term momentum signal constructed using publicly available index-level market price data. The Adviser may use a variety of resources, including SEC filings, and shareholder reports of issuers, though the Adviser will access much of the data through Bloomberg.

To be included in the Fund’s investment universe, an Underlying Fund must be a large, liquid, low-fee, broad-market index fund providing exposure to the markets in the Fund’s baseline portfolio. The Adviser will typically select the lowest-cost fund available subject to meeting size, liquidity, and methodology-quality thresholds. The Adviser may not select the lowest-cost fund available if, in the opinion of the Adviser, it is not sufficiently large or liquid or does not follow a standard index-construction methodology.

The Adviser will typically rebalance the Fund’s portfolio twice per month but may adjust the Fund’s portfolio more frequently as the Adviser determines appropriate. The Adviser will adjust its allocations depending on the attractiveness of each asset class, and may adjust the weights of each asset class to be significantly more than the initial baseline weight. The Adviser may underweight an asset class relative to its baseline weight, and may even set the weight of an asset class to zero.

The Adviser expects to engage in active trading with high portfolio turnover of the Fund’s portfolio investments to achieve the Fund’s investment objective.